Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 3.0	$ 4.5	$ 2.0
Contingent liability related to letters of credit	$ 227.9